Fair Value Of Financial Instruments (Fair Value Of Assets And Liabilities Measured On Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	$ 1,143,684	$ 925,045
Available-for-sale securities	3,773,508	3,181,313
Investments	111,379	133,563
Cash equivalents measured at NAV	77,441	35,637
Derivative contracts, Assets	7,995	10,390
Total Assets	5,114,007	4,285,948
Financial instruments sold, but not yet purchased, at fair value	778,863	699,032
Derivative contracts, Liabilities		1,823
Total Liabilities		700,855
Sovereign Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	32,470	30,385
Financial instruments sold, but not yet purchased, at fair value	20,236	27,667
U.S. Government Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	147,223	89,833
Available-for-sale securities	4,983	4,197
Financial instruments sold, but not yet purchased, at fair value	10,348	20,549
Corporate Fixed Income Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	329,179	269,561
Available-for-sale securities	1,211,442	823,511
Financial instruments sold, but not yet purchased, at fair value	180,755	175,301
Corporate Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	46,802	32,044
Investments	49,978	27,247
Financial instruments sold, but not yet purchased, at fair value	38,510	18,395
State And Municipal Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	169,699	159,095
Available-for-sale securities	70,559	72,490
Financial instruments sold, but not yet purchased, at fair value		31
Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	2,106,938	1,867,718
Investments In Funds Measured At NAV [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	24,549	55,172
Auction Rate Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	34,789	48,689
Auction Rate Municipal Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	846	832
Other Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	1,217	1,623
U.S. Government Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	13,466	9,951
Financial instruments sold, but not yet purchased, at fair value	442,402	362,536
Mortgage Backed Securities [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	329,691	305,774
Available-for-sale securities	305,530	338,732
Financial instruments sold, but not yet purchased, at fair value	86,612	94,552
Mortgage Backed Securities [Member] | Non-Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	75,154	28,402
Available-for-sale securities	1,568	1,892
Financial instruments sold, but not yet purchased, at fair value		1
Mortgage Backed Securities [Member] | Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	72,488	72,773
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	60,239	43,339
Available-for-sale securities	516	300
Investments	49,978	23,414
Total Assets	110,733	67,053
Financial instruments sold, but not yet purchased, at fair value	480,472	381,911
Total Liabilities		381,911
Level 1 [Member] | U.S. Government Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	516	300
Level 1 [Member] | Corporate Fixed Income Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	362	1,944
Financial instruments sold, but not yet purchased, at fair value		980
Level 1 [Member] | Corporate Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	46,411	31,444
Investments	49,978	23,414
Financial instruments sold, but not yet purchased, at fair value	38,070	18,395
Level 1 [Member] | U.S. Government Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	13,466	9,951
Financial instruments sold, but not yet purchased, at fair value	442,402	362,536
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	1,082,592	879,751
Available-for-sale securities	3,772,992	3,181,013
Investments	360	383
Derivative contracts, Assets	7,995	10,390
Total Assets	4,863,939	4,071,537
Financial instruments sold, but not yet purchased, at fair value	298,391	317,121
Derivative contracts, Liabilities		1,823
Total Liabilities		318,944
Level 2 [Member] | Sovereign Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	32,470	30,385
Financial instruments sold, but not yet purchased, at fair value	20,236	27,667
Level 2 [Member] | U.S. Government Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	147,223	89,833
Available-for-sale securities	4,467	3,897
Financial instruments sold, but not yet purchased, at fair value	10,348	20,549
Level 2 [Member] | Corporate Fixed Income Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	328,575	267,344
Available-for-sale securities	1,211,442	823,511
Financial instruments sold, but not yet purchased, at fair value	180,755	174,321
Level 2 [Member] | Corporate Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	138
Financial instruments sold, but not yet purchased, at fair value	440
Level 2 [Member] | State And Municipal Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	169,699	159,095
Available-for-sale securities	70,559	72,490
Financial instruments sold, but not yet purchased, at fair value		31
Level 2 [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	2,106,938	1,867,718
Level 2 [Member] | Other Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	360	383
Level 2 [Member] | Mortgage Backed Securities [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	329,691	305,774
Available-for-sale securities	305,530	338,732
Financial instruments sold, but not yet purchased, at fair value	86,612	94,552
Level 2 [Member] | Mortgage Backed Securities [Member] | Non-Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	74,796	27,320
Available-for-sale securities	1,568	1,892
Financial instruments sold, but not yet purchased, at fair value		1
Level 2 [Member] | Mortgage Backed Securities [Member] | Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	72,488	72,773
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	853	1,955
Investments	36,492	54,594
Total Assets	37,345	56,549
Level 3 [Member] | Corporate Fixed Income Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	242	273
Level 3 [Member] | Corporate Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	253	600
Investments		3,833
Level 3 [Member] | Auction Rate Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	34,789	48,689
Level 3 [Member] | Auction Rate Municipal Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	846	832
Level 3 [Member] | Other Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	857	1,240
Level 3 [Member] | Mortgage Backed Securities [Member] | Non-Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned	$ 358	$ 1,082